DESCRIPTION OF BUSINESS AND ORGANIZATION - Merger and recaptilizaiton (Details) $ / shares in Units, $ in Thousands			1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 22, 2024 USD ($) $ / shares shares	Feb. 15, 2024 shares	Jan. 31, 2024 shares	Jun. 30, 2024 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2023
Class of Stock [Line Items]
Initial conversion ratio						1
Ordinary shares issued pursuant to conversion Pre-IPO Notes				(68,228,526)
Value of shares issued | $					$ 311,770
Meritz Securities Co., Ltd
Class of Stock [Line Items]
Number of shares issued		50,000,000
PIPE Investors
Class of Stock [Line Items]
Number of shares issued		35,849,458
LCAA
Class of Stock [Line Items]
Value of shares issued | $				$ 1,050
Lotus E V | Lotus Technology Inc | Subsequent events
Class of Stock [Line Items]
Number of shares issued	474,621,603
Recapitalization factor	0.2215
Initial conversion ratio	1
Number of shares recapitalized into ordinary shares	68,228,526
Number of ordinary shares to PIPE investors	35,849,458
Consideration for shares issued to PIPE investors | $	$ 358,495
Lotus E V | Lotus Technology Inc | Meritz Securities Co., Ltd | Subsequent events
Class of Stock [Line Items]
Number of shares issued	50,000,000
Value of shares issued | $	$ 500,000
Gross proceeds deposited into treasury | $	$ 500,000
Lotus E V | Lotus Technology Inc | LCAA | Subsequent events
Class of Stock [Line Items]
Number of shares issued	8,427,821
Percentage of shares held by Sponsor remain unvested	20
Exercise price of warrants | $ / shares	$ 11.50
Lotus E V | Lotus Technology Inc | Public shareholders | Subsequent events
Class of Stock [Line Items]
Number of shares issued	1,265,103
Number of warrants issued	9,550,246
Lotus E V | Lotus Technology Inc | LCA Acquisition Sponsor LP | Subsequent events
Class of Stock [Line Items]
Number of shares issued	7,087,718
Number of warrants issued	5,486,784
Lotus E V | Lotus Technology Inc | Directors and officers | Subsequent events
Class of Stock [Line Items]
Number of shares issued	75,000
Lotus E V | Lotus Technology Inc | WFOE Exchangeable Notes
Class of Stock [Line Items]
Number of shares agreed to be issued following the settlement of debt	36,597,038
Lotus E V | Lotus Technology Inc | WFOE Exchangeable Notes | Subsequent events
Class of Stock [Line Items]
Number of shares agreed to be issued following the settlement of debt	36,597,038
Lotus E V | Lotus Technology Inc | Momenta Note
Class of Stock [Line Items]
Ordinary shares issued pursuant to conversion Pre-IPO Notes			577,456
Lotus E V | Lotus Technology Inc | Momenta Note | Subsequent events
Class of Stock [Line Items]
Ordinary shares issued pursuant to conversion Pre-IPO Notes	577,456
Lotus E V | Lotus Technology Inc | Pre-IPO Note
Class of Stock [Line Items]
Ordinary shares issued pursuant to conversion Pre-IPO Notes			2,433,912
Lotus E V | Lotus Technology Inc | Pre-IPO Note | Subsequent events
Class of Stock [Line Items]
Ordinary shares issued pursuant to conversion Pre-IPO Notes	2,433,912